Non-controlling interests - Disclosure of Net Increase (Decrease) In Cash and Cash Equivalents of Subsidiaries with Non-Controlling Interests (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of subsidiaries [line items]
Net increase (decrease) in cash and cash equivalents	€ (131,824)	€ (42,472)	€ 123,134
Global Blue TFS Japan Co Ltd
Disclosure of subsidiaries [line items]
Net increase (decrease) in cash and cash equivalents	(23)	(7,851)	8,709
Global Blue Touristik Hizmetler A.Ş.
Disclosure of subsidiaries [line items]
Net increase (decrease) in cash and cash equivalents	€ 721	€ (1,034)	€ 1,248